UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           June 30, 2010

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sanborn Kilcollin Partners, LLC
Address:   70 West Madison Street, Suite 5320
           Chicago, IL 60602

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Thomas Eric Kilcollin
Title:  Managing Member
Phone:  312-499-0900
Signature, Place, and Date of Signing:

    /s/ T. Eric Kilcollin         Chicago, IL              August 11, 2009
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          20
Form 13F Information Table Value Total:    $ 118517
                                          (Thousands)
List of Other Included Managers:
NONE

                                                 FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED  NONE
----------------------------- ---------------- --------- --------- --------- --- ---- ------- ------------ --------- ------ ------
ALTRIA GROUP INC		COMMON STOCKS	02209S103  3722	    185715   SH		Sole		     185715
APACHE CORP			COMMON STOCKS	037411105  7002	     83172   SH		Sole		     83172
BRUNSWICK CORP			COMMON STOCKS	117043109  2755	    221680   SH		Sole		     221680
CLOROX CO			COMMON STOCKS	189054109  7332	    117948   SH		Sole		     117948
COOPER INDUSTRIES INC-W/RTS TO	COMMON STOCKS	G24140108  7145	    162396   SH		Sole		     162396
DEVON ENERGY CORP		COMMON STOCKS	25179M103  7920	    130001   SH		Sole		     130001
FORTUNE BRANDS INC		COMMON STOCKS	349631101  3179	     81137   SH		Sole		     81137
FREEPORT MCMORAN COPPER &	COMMON STOCKS	35671D857  7104	    120147   SH		Sole		     120147
JOY GLOBAL INC			COMMON STOCKS	481165108  5478	    109354   SH		Sole		     109354
KRAFT FOODS INC			COMMON STOCKS	50075N104  3768	    134586   SH		Sole		     134586
MASCO CORP			COMMON STOCKS	574599106  1741	    161845   SH		Sole		     161845
MATTEL INC			COMMON STOCKS	577081102  6352	    300200   SH		Sole		     300200
MERCK & CO INC			COMMON STOCKS	58933Y105  8269	    236460   SH		Sole		     236460
NORFOLK SOUTHERN CORP		COMMON STOCKS	655844108  7052	    132936   SH		Sole		     132936
PEPSICO INC			COMMON STOCKS	713448108  8860	    145364   SH		Sole		     145364
PFIZER INC			COMMON STOCKS	717081103  6729	    471865   SH		Sole		     471865
PHILIP MORRIS INTL INC		COMMON STOCKS	718172109  7177	    156571   SH		Sole		     156571
TARGET CORP			COMMON STOCKS	87612E106  5121	    104151   SH		Sole		     104151
TRINITY INDS INC		COMMON STOCKS	896522109  4333	    244539   SH		Sole		     244539
WAL MART STORES INC		COMMON STOCKS	931142103  7478	    155574   SH		Sole		     155574